PAYOR AND PROVIDER AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PAYOR AND PROVIDER AGREEMENTS
PAYOR AND PROVIDER AGREEMENTS

NOTE 3. PAYOR AND PROVIDER AGREEMENTS

Payor Agreements

For the three months ended March 31, 2021 and 2020, 83% and 95% of the Company’s capitated revenue was as a result of one payor agreement, the MSO Risk Agreement we have with HealthSun. Under the MSO Risk Agreement, MHP receives per patient per month Medicare premiums for attributed members passed down from the payor, less related expenses including reductions for sequestration, applicable premium taxes, an administrative fee of 15%, and applicable medical expenses. Funding is provided through capitation payments to MHP of approximately 30% of 85% of the gross premiums, with remaining settle up occurring after reconciliation of applicable medical expenses (capitation and fee for service) and other applicable settlements such as retroactive Medicare risk adjustments, and Medicare Part D Low Income Cost Sharing (LICS), Reinsurance, and Risk Corridor program settlements. With only the capitated premiums paid up front to MHP, the payor maintains a running service fund balance with the remaining withheld funds to cover the other expense and settlement items above, including estimates for incurred but not reported (IBNR) claims, and the CMS risk adjustment and Part D settlements described above. The Company maintains its own estimates for these settlements and tracks the running balance with the payor, with the net estimated amount due from or to the payor recorded in due from/to health plans in the accompanying combined balance sheets.

In the accompanying combined statements of operations, the impact from Part D settlements is included with medical expenses. All other medical expenses for both downstream capitation payments to providers, and fee for service expenses, are included in medical expenses.

MHP also has other MSO arrangements similar in practice to the agreement explained above, however they make up approximately 17% and 5% or less of total capitated revenue, for the three months ended March 31, 2021 and 2020.

Provider Agreements

MHP also has downstream provider agreements with all the combined Medical Center entities, as well as unrelated medical providers. These agreements generally have a capitation component with a fixed per patient per month payment provided to the contracted provider. Some providers also share in the risk of the members under the MSO Risk Agreement explained above. All expenses for capitation and other risk sharing arrangements for downstream risk providers are included in medical expenses in the accompanying combined statements of operations. For providers with risk sharing, a running balance is tracked similar to the balance under the MSO Risk Agreement described above, but at an individual entity-level. Any amounts due to or from these at-risk providers are included in risk settlements due from/to providers in the accompanying combined balance sheets. All revenue and expense for combined Medical Center entities and any intercompany balances due under the provider agreements have been eliminated in the combined financial statements.

NOTE 3. PAYOR AND PROVIDER AGREEMENTS

Payor Agreements

For the years ended December 31, 2020 and 2019, 90% and 99% of the Company’s capitated revenue was a result of one payor agreement, the MSO Risk Agreement we have with HealthSun. Under the MSO Risk Agreement, MHP receives per patient per month Medicare premiums for attributed members passed down from the payor, less related expenses including reductions for sequestration, applicable premium taxes, an administrative fee of 15%, and applicable medical expenses. Funding is provided through capitation payments to MHP of approximately 30% of 85% of the gross premiums, with remaining settle up occurring after reconciliation of applicable medical expenses (capitation and fee for service) and other applicable settlements such as retroactive Medicare risk adjustments, and Medicare Part D Low Income Cost Sharing (LICS), Reinsurance, and Risk Corridor program settlements. With only the capitated premiums paid up front to MHP, the payor maintains a running service fund balance with the remaining withheld funds to cover the other expense and settlement items above, including estimates for incurred but not reported (IBNR) claims, and the CMS risk adjustment and Part D settlements described above. The Company maintains its own estimates for these settlements and tracks the running balance with the payor, with the net estimated amount due from or to the payor recorded in due from/to health plans in the accompanying combined balance sheets.

In the accompanying combined statements of operations, the 15% administrative fee is included in administrative expenses, capitated revenue is recorded net of sequestration reductions and any impact from retroactive risk settlements. Impact from Part D settlements is included with medical expenses. All other medical expenses for both downstream capitation payments to providers, and fee for service expenses, are included in medical expenses. The administrative fee totaled approximately $17.0 million and $13.2 million for the years ended December 31, 2020 and 2019, respectively.

MHP also has other MSO arrangements similar in practice to the agreement explained above, however they make up only approximately 1% or less of total capitated revenue, administrative fees, and medical expenses, respectively, for the years ended December 31, 2020 and 2019.

Provider Agreements

MHP also has downstream provider agreements with all the combined Medical Center entities, as well as unrelated medical providers. These agreements generally have a capitation component with a fixed per patient per month payment provided to the contracted provider. Some providers also share in the risk of the members under the MSO Risk Agreement explained above. All expenses for capitation and other risk sharing arrangements for downstream risk providers are included in medical expenses in the accompanying combined statements of operations. For providers with risk sharing, a running balance is tracked similar to the balance under the MSO Risk Agreement described above, but at an individual entity-level. Any amounts due to or from these at-risk providers are included in risk settlements due from/to providers in the accompanying combined balance sheets. All revenue and expense for combined Medical Center entities and any intercompany balances due under the provider agreements have been eliminated in the combined financial statements.